S-K 1603(c) Fiduciary Duties to Other Companies	Nov. 07, 2025
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Line Items]
SPAC Officers and Directors, Fiduciary Duties to Other Companies, Description [Text Block]

In addition to the above, directors also owe a duty of care which is not fiduciary in nature. This duty has been defined as a requirement to act as a reasonably diligent person having both the general knowledge, skill and experience that may reasonably be expected of a person carrying out the same functions as are carried out by that director in relation to the company and the general knowledge, skill and experience of that director.

Below is a table summarizing the entities to which our executive officers and directors currently have fiduciary duties or contractual obligations:

Individual	Entity	Entity’s Business	Affiliation
Thomas Fontaine	Halocell Energy Ltd	Energy	Director
	Chameleon Innovations Australia (CIA) Pty Ltd	Technology	Chairman
	Homerun Resources Inc. (OTCQB: HMRFF)	Resources	Director
	Rhino Energy Pty Ltd	Energy	Director
	Intelligent Fingerprint Pty Ltd	Technology	Director
	Sobu Energy Pty Ltd	Energy	Director
	Timor Oil Pty Ltd	Energy	Director
Andrew Childs	Aeramentum Resources Limited	Mining	Director
	Xstate Resources Limited	Energy	Chairman
	Brazell Pty Ltd	Investment	Director
	Goldfellas 2 Pty Ltd	Energy	Director
	Petroleum Ventures Pty Ltd	Energy	Director
	XST Diona Pty Ltd	Oil & Gas	Director
Richard Lorentz, Jr	CKR Resources Pte Ltd	Energy	Chief Executive Director, Co-founder
Jason Spittlehouse	Radian Partnership, LP	Energy	Founder & Managing Partner
	Oil Hunters	Consulting	Founder

Fiduciary Duties to Other Companies, SPAC Officers and Directors [Table Text Block]

Below is a table summarizing the entities to which our executive officers and directors currently have fiduciary duties or contractual obligations:

Individual	Entity	Entity’s Business	Affiliation
Thomas Fontaine	Halocell Energy Ltd	Energy	Director
	Chameleon Innovations Australia (CIA) Pty Ltd	Technology	Chairman
	Homerun Resources Inc. (OTCQB: HMRFF)	Resources	Director
	Rhino Energy Pty Ltd	Energy	Director
	Intelligent Fingerprint Pty Ltd	Technology	Director
	Sobu Energy Pty Ltd	Energy	Director
	Timor Oil Pty Ltd	Energy	Director
Andrew Childs	Aeramentum Resources Limited	Mining	Director
	Xstate Resources Limited	Energy	Chairman
	Brazell Pty Ltd	Investment	Director
	Goldfellas 2 Pty Ltd	Energy	Director
	Petroleum Ventures Pty Ltd	Energy	Director
	XST Diona Pty Ltd	Oil & Gas	Director
Richard Lorentz, Jr	CKR Resources Pte Ltd	Energy	Chief Executive Director, Co-founder
Jason Spittlehouse	Radian Partnership, LP	Energy	Founder & Managing Partner
	Oil Hunters	Consulting	Founder